UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06671

DWS Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)
Bonds 93.4%
Argentina 3.4%
Republic of Argentina:
GDP Linked Note, 12/15/2035		1,890,000	148,681
0.53% *, 4/30/2013		146,250	130,062
Series X, 7.0%, 4/17/2017		2,000,000	1,628,389
8.28%, 12/31/2033		1,284,827	995,741

(Cost $3,000,269)			2,902,873
Brazil 2.5%
Federative Republic of Brazil, 7.125%, 1/20/2037		1,600,000	1,984,000
Independencia International Ltd., REG S, 12.0%, 12/30/2016		577,088	138,501

(Cost $2,798,764)			2,122,501
Chile 3.8%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035 (Cost $2,421,266)		3,000,000	3,183,180
Colombia 2.9%
Republic of Colombia, 7.375%, 9/18/2037 (Cost $2,182,220)		2,000,000	2,490,000
Dominican Republic 0.6%
Dominican Republic, REG S, 7.5%, 5/6/2021 (Cost $526,190)		500,000	526,250
Egypt 2.6%
Republic of Egypt:
8.6%, 2/28/2011	EGP	10,000,000	1,745,308
9.1%, 9/20/2012	EGP	2,600,000	456,840

(Cost $2,290,990)			2,202,148
El Salvador 1.9%
Republic of El Salvador, REG S, 7.65%, 6/15/2035 (Cost $1,586,074)		1,570,000	1,644,575
Ghana 2.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $1,715,891)		1,720,000	1,880,648
Indonesia 6.7%
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		1,000,000	1,141,520
Republic of Indonesia:
Series FR-49, 9.0%, 9/15/2013	IDR	7,000,000,000	822,404
Series FR-23, 11.0%, 12/15/2012	IDR	19,160,000,000	2,330,405
REG S, 11.625%, 3/4/2019		313,000	471,065
Series FR-18, 13.175%, 7/15/2012	IDR	3,200,000,000	399,040
Series FR-16, 13.45%, 8/15/2011	IDR	4,400,000,000	527,458

(Cost $4,986,351)			5,691,892
Iraq 1.0%
Republic of Iraq, REG S, 5.8%, 1/15/2028 (Cost $554,301)		1,000,000	832,500
Kazakhstan 4.3%
KazMunaiGaz Finance Sub BV:
144A, 7.0%, 5/5/2020		300,000	323,250
Series 1, REG S, 8.375%, 7/2/2013		680,000	749,700
Series 2, REG S, 9.125%, 7/2/2018		2,150,000	2,590,750

(Cost $2,755,304)			3,663,700
Lebanon 2.7%
Lebanese Republic:
8.5%, 8/6/2015		825,000	947,760
9.0%, 5/2/2014		1,200,000	1,368,000

(Cost $2,090,121)			2,315,760
Lithuania 1.3%
Republic of Lithuania:
REG S, 6.75%, 1/15/2015		500,000	537,500
144A, 7.375%, 2/11/2020		500,000	550,560

(Cost $1,002,457)			1,088,060
Mexico 1.2%
United Mexican States, 8.3%, 8/15/2031 (Cost $891,036)		730,000	1,009,225
Panama 2.7%
Republic of Panama:
6.7%, 1/26/2036		300,000	351,000
7.125%, 1/29/2026		820,000	998,350
8.875%, 9/30/2027		700,000	974,750

(Cost $1,974,591)			2,324,100
Peru 4.7%
Republic of Peru, 7.35%, 7/21/2025 (Cost $3,259,951)		3,200,000	4,000,000
Philippines 4.1%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $2,995,614)		2,800,000	3,486,000
Russia 6.2%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	13,322,117	448,838
Russian Federation, REG S, 7.5%, 3/31/2030		4,140,000	4,801,158

(Cost $4,584,892)			5,249,996
Serbia 1.3%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $1,018,886)		1,160,000	1,125,200
Sri Lanka 0.3%
Republic of Sri Lanka, REG S, 7.4%, 1/22/2015 (Cost $250,000)		250,000	270,625
Turkey 5.4%
Republic of Turkey:
6.875%, 3/17/2036		2,110,000	2,284,075
Series CPI, 10.0%, 2/15/2012	TRY	2,861,659	2,106,562
16.0%, 3/7/2012	TRY	200,000	147,625

(Cost $4,364,112)			4,538,262
Ukraine 2.8%
Government of Ukraine:
REG S, 6.875%, 3/4/2011		500,000	505,050
REG S, 7.65%, 6/11/2013		1,750,000	1,837,675

(Cost $2,257,687)			2,342,725
United States 19.0%
Adjustable Rate Mortgage Trust, "2A1", Series 2006-1, 5.594% *, 3/25/2036		837,691	503,162
AES Corp., 144A, 8.75%, 5/15/2013		208,000	211,120
AMC Entertainnment, Inc., 8.75%, 6/1/2019		500,000	525,000
ArvinMeritor, Inc., 10.625%, 3/15/2018		500,000	545,000
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		500,000	557,500
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-2, 5.867% *, 4/10/2049		650,000	656,298
Bear Stearns ALT-A Trust, "23A1", Series 2006-2, 5.533% *, 3/25/2036		1,046,177	547,413
Cablevision Systems Corp., 144A, 8.625%, 9/15/2017		500,000	536,875
CenturyLink, Inc., Series P, 7.6%, 9/15/2039		500,000	481,455
Cincinnati Bell, Inc., 8.25%, 10/15/2017		500,000	495,000
Credit Suisse Mortgage Capital Certificates, "A3", Series 2006-C3, 5.825% *, 6/15/2038		700,000	749,944
FIA Credit Services NA, 7.125%, 11/15/2012		1,130,000	1,233,996
Ford Motor Credit Co., LLC, 8.0%, 6/1/2014		500,000	529,610
Frontier Communications Corp., 8.125%, 10/1/2018		600,000	636,000
HCA, Inc., 9.25%, 11/15/2016		500,000	540,000
International Lease Finance Corp., 144A, 8.625%, 9/15/2015		500,000	508,750
JPMorgan Alternative Loan Trust:
"2A5", Series 2006-A5, 5.85%, 10/25/2036		2,000,000	1,114,688
"A7", Series 2006-A4, 6.3%, 9/25/2036		2,000,000	980,678
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-LD12, 5.882% *, 2/15/2051		735,000	755,249
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		500,000	505,000
Levi Strauss & Co., 144A, 7.625%, 5/15/2020		500,000	510,000
MGM Resorts International, 144A, 9.0%, 3/15/2020		500,000	525,000
Structured Adjustable Rate Mortgage Loan Trust, "1A4", Series 2005-22, 5.25%, 12/25/2035		1,750,000	609,803
Tesoro Corp., 6.25%, 11/1/2012		600,000	611,250
United Rentals North America, Inc., 9.25%, 12/15/2019		500,000	527,500
US Treasury Bill, 0.185% **, 9/16/2010 (b)		57,000	56,989
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.195% *, 1/25/2037		847,050	630,184

(Cost $14,234,727)			16,083,464
Uruguay 3.5%
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		1,400,000	1,722,000
8.0%, 11/18/2022		1,000,000	1,255,000

(Cost $2,537,847)			2,977,000
Venezuela 6.3%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		2,600,000	1,573,000
Republic of Venezuela:
7.65%, 4/21/2025		100,000	61,000
REG S, 7.75%, 10/13/2019		800,000	538,800
10.75%, 9/19/2013		3,449,000	3,159,284

(Cost $6,259,198)			5,332,084

Total Bonds (Cost $72,538,739)			79,282,768
Sovereign Loans 3.1%
Russia 1.8%
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018 (Cost $1,371,725)		1,370,000	1,513,850
Ukraine 1.3%
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		600,000	603,000
Ukreximbank, REG S, 8.375%, 4/27/2015		500,000	515,000

(Cost $980,989)			1,118,000

Total Sovereign Loans (Cost $2,352,714)			2,631,850

	Shares	Value ($)
Securities Lending Collateral 0.2%
Daily Assets Fund Institutional, 0.33% (c) (d) (Cost $218,000)	218,000	218,000
Cash Equivalents 1.2%
Central Cash Management Fund, 0.25% (c) (Cost $983,754)	983,754	983,754

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $76,093,207) †	97.9	83,116,372
Other Assets and Liabilities, Net (e)	2.1	1,748,795

Net Assets	100.0	84,865,167

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $76,835,668.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $6,280,704.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,463,344 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,182,640.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	At July 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Included in other assets and liabilities, net is a pending sale, amounting to $213,913, that is also on loan. The value of all securities loaned at July 31, 2010 amounted to $213,913 which is 0.3% of net assets.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Japanese Yen Currency	USD	9/13/2010	5	724,063	(41,453)

As of July 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EGP	12,600,000	USD	2,166,363	9/3/2010	(26,787)	JPMorgan Chase Securities, Inc.
IDR	36,100,000,000	USD	3,840,017	9/3/2010	(171,406)	HSBC Bank USA
TRY	1,500,000	USD	927,128	9/3/2010	(62,340)	HSBC Bank USA
RUB	15,600,000	USD	489,639	9/3/2010	(24,498)	HSBC Bank USA

Total unrealized depreciation	(285,031)

Currency Abbreviations

EGP	Egyptian Pound	TRY	Turkish Lira
IDR	Indonesian Rupiah	USD	United States Dollar
RUB	Russian Ruble

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Bonds	$—	$77,480,471	$1,745,308	$79,225,779
Sovereign Loans	—	2,631,850	—	2,631,850
Short-Term Investments(f)	1,201,754	56,989	—	1,258,743
Total	$1,201,754	$80,169,310	$1,745,308	$83,116,372
Liabilities
Derivatives(g)	$(41,453)	$(285,031)	$—	$(326,484)
Total	$(41,453)	$(285,031)	$—	$(326,484)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Bonds
Balance as of October 31, 2009	$2,316,846
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(94,179)
Amortization premium/discount	(3,012)
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	(474,347	)(h)
Balance as of July 31, 2010	$1,745,308
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$(94,179)

Transfers between price levels are recognized at the beginning of the reporting period.
(h)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(41,453)	$(285,031)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010